Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	May 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2023
Prospectus Date	rr_ProspectusDate	Nov. 30, 2022
Anfield Universal Fixed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Anfield Universal Fixed Income ETF
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Anfield Universal Fixed Income ETF

AFIF

a series of Two Roads Shared Trust (the “Fund”)

Supplement dated May 22, 2023
to the Prospectus and Statement of Additional Information (the “SAI”)
of the Fund each dated November 30, 2022

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. This Supplement supersedes any information to the contrary in the Prospectus and SAI.

Effective immediately, the Fund’s Prospectus and SAI are amended as follows:

The following is added to the section entitled “Principal Investment Risks” beginning on page 2 of the Prospectus:

Cash Redemption Risk. The Fund expects to pay out its redemption proceeds principally in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on the Exchange.

The subsection entitled “Portfolio Managers” on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund is jointly managed by Cyrille Conseil, Head of Portfolio Management, Peter van de Zilver, Head of Portfolio Manager Analytics and Risk Management, David Young, Chief Executive Officer, and Cameron Baxter, Portfolio Manager and Trader. Messrs. Conseil, van de Zilver and Young have managed the Fund since it commenced operations in 2018. Mr. Baxter has managed the Fund since 2023.

The “Cash Redemption Risk” on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Cash Redemption Risk. The Fund expects to pay out its redemption proceeds principally in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on the Exchange.

The following is added to the section entitled “Portfolio Managers” on page 24 of the Prospectus:

Cameron Baxter, CFA Portfolio Manager and Trader

Mr. Baxter is a Portfolio Manager and Trader at Anfield. His responsibilities include investment, credit, and portfolio research, trading, and portfolio management. Mr. Baxter started with Anfield in December 2017 after previously spending two years at a material handling supply company in business development and operations analysis. He maintains a Series 65 registration and holds the Chartered Financial Analyst (CFA) designation.

The first paragraph of the section entitled “Dividends, Other Distributions, and Taxes” on page 27 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed for cash and/or in-kind in Creation Units at each day’s next calculated NAV. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

The fifth paragraph of the section entitled “The Fund” on page 1 of the SAI is hereby deleted in its entirety and replaced with the following:

The Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of 25,000 Shares (a “Creation Unit”). The Fund will issue and redeem Creation Units principally in exchange for a deposit of a specified cash payment, plus a transaction fee. The Fund may also issue and redeem Creation Units in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. The Fund approved for listing on Cboe BZX Exchange, Inc. (the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The first paragraph under the section entitled “Portfolio Managers” beginning on page 41 of the SAI is hereby deleted in its entirety and replaced with the following:

Cyrille Conseil, Peter van de Zilver, David Young, and Cameron Baxter serve as the portfolio managers of the Fund. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of July 31, 2022 for Messrs. Conseil, van de Zilver, and Young, and as of April 30, 2023 for Mr. Baxter:

Cameron Baxter

Total Other Accounts by Type	Total Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	3	$267 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The section entitled “Ownership of Securities” on page 43 of the SAI is hereby deleted in its entirety and replaced with the following:

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of July 31, 2022 for Messrs. Conseil, van de Zilver, and Young, and as of April 30, 2023 for Mr. Baxter:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Cyrille Conseil	None
Peter van de Zilver	None
David Young	None
Cameron Baxter	None

The first paragraph under the subsection entitled “Purchasing Creation Units” beginning on page 48 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Deposit

The consideration for a Creation Unit generally consists of a specified cash payment (see “Cash Purchase Method” below) or the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

The first paragraph under the subsection entitled “Redeeming a Creation Unit” beginning on page 51 of the SAI is hereby deleted in its entirety and replaced with the following:

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of a specified cash payment (see “Cash Redemption Method” below) or an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

________________________________________

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.RegentsParkFunds.com or by calling 1-866-866-4848.